Interest Income and Expense - Summary of Interest Income and Expense by Basis of Accounting Classification (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Disclosure of Interest Income Expense [line items]
Interest income	[1]	$ 41,999	$ 36,422	$ 29,832
Interest expense		18,068	14,183	$ 8,985
Financial assets amortized cost [member]
Disclosure of Interest Income Expense [line items]
Interest income		31,663	27,693
Interest expense		11,294	9,286
Financial assets at fair value through other comprehensive income [member]
Disclosure of Interest Income Expense [line items]
Interest income		3,165	2,946
Financial instruments measure at amortized cost and FVOCI [member]
Disclosure of Interest Income Expense [line items]
Interest income		34,828	30,639
Interest expense		11,294	9,286
Financial instruments measured or designated at fair value through profit or loss [member] | Equities designated at fair value through other comprehensive income [member]
Disclosure of Interest Income Expense [line items]
Interest income		7,171	5,783
Interest expense		$ 6,774	$ 4,897

[1]	Includes $34,828 million, for the year ended October 31, 2019 (October 31, 2018 - $30,639 million), which has been calculated based on the effective interest rate method (EIRM). Refer to Note 30.